Financial risk management (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 4,474,808	$ 3,966,630
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,287,478	1,017,482
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	598,415	270,682
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	586,527	1,245,465
Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,002,388	1,433,001
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,646,190	2,501,684
Loans And Financing [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	153,014	148,077
Loans And Financing [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	478,025	150,023
Loans And Financing [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	433,708	1,175,144
Loans And Financing [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,581,443	1,028,440
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	141,988	86,057
Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	54,233	29,882
Lease liabilities [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	60,421	37,755
Lease liabilities [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	9,980	6,121
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	17,354	12,299
Derivatives [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	32,337	3,798
Derivatives [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	11,646	3,600
Derivatives [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	91	181
Derivatives [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	20,600	17
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	500,025	443,288
Trade Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	500,025	443,288
Trade Payables [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows
Confirming Payable [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	415,388	268,175
Confirming Payable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	415,388	268,175
Salaries And Payroll Charges [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	83,597	70,234
Salaries And Payroll Charges [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	83,597	70,234
Dividends Payable [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	26,918	3,707
Dividends Payable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	26,918	3,707
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	4,695	4,085
Total for all related parties [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,125
Total for all related parties [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	4,695	2,960
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	585,306	549,154
Provision for decommissioning, restoration and rehabilitation costs [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	39,326	47,937
Provision for decommissioning, restoration and rehabilitation costs [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	51,641	76,583
Provision for decommissioning, restoration and rehabilitation costs [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	118,247	60,598
Provision for decommissioning, restoration and rehabilitation costs [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	376,092	364,036
Service Concession Arrangements [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	38,364	36,448
Service Concession Arrangements [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,331	1,457
Service Concession Arrangements [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,542	3,180
Service Concession Arrangements [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,992	3,585
Service Concession Arrangements [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 27,499	$ 28,226